Other Long-Term Liabilities (Details) - Schedule of Valuation of the Bonus Rights Liability	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Risk-free interest rate [Member]
Schedule of Valuation of the Bonus Rights Liability [Line Items]
Valuation of liability	3	5.04	4.51
Expected life (in years) [Member]
Schedule of Valuation of the Bonus Rights Liability [Line Items]
Valuation of liability	2.58	0.29	1.29
Volatility [Member]
Schedule of Valuation of the Bonus Rights Liability [Line Items]
Valuation of liability	121	177.76	94
Weighted average fair value per bonus right [Member]
Schedule of Valuation of the Bonus Rights Liability [Line Items]
Valuation of liability	5	1
Weighted average fair value per bonus right [Member] | Previously Reported [Member]
Schedule of Valuation of the Bonus Rights Liability [Line Items]
Valuation of liability		0.04	0.01